Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Grant Thornton Auditores Independentes Ltda
Auditor Firm ID	5270
Auditor Location	São Paulo, Brazil
Auditor Opinion [Text Block]

We have audited the accompanying consolidated statements of financial position of NVNI Group Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of loss and comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.